Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S and Y

RUSSELL INVESTMENT COMPANY
Supplement dated April 30, 2013 to
PROSPECTUS Dated MARCH 1, 2013

RUSSELL COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY:

(i) PRINCIPAL INVESTMENT STRATEGIES: The following information is added as the second to last sentence in the last paragraph of the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectus listed above:

In order to seek to achieve positive performance relative to the DJ-UBS Index, RIMCo may utilize a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness.

Russell Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S and Y

RUSSELL INVESTMENT COMPANY
Supplement dated April 30, 2013 to
PROSPECTUS Dated MARCH 1, 2013

RUSSELL COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY:

(i) PRINCIPAL INVESTMENT STRATEGIES: The following information is added as the second to last sentence in the last paragraph of the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectus listed above:

In order to seek to achieve positive performance relative to the DJ-UBS Index, RIMCo may utilize a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness.